Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Fair value of the assets acquired and liabilities assumed

Cash and cash equivalents	$189.7
Accounts receivable	265.4
Inventories	167.6
Other current assets	15.7
Restricted cash	16.3
Property, plant and equipment	161.9
Intangible assets (excluding goodwill)	448.0
Other long-term assets	9.2
Accounts payable	(107.2)
Short-term borrowings	(0.7)
Accrued expenses and other current liabilities	(133.6)
Long-term debt (including current maturities)	(784.7)
Pension and other postretirement liabilities	(79.5)
Deferred tax liabilities	(97.0)
Other long-term liabilities	(5.0)

Net assets acquired before goodwill on acquisition	66.1
Goodwill on acquisition	308.9

Net assets acquired	$375.0

Financial information of the combined entity

	Year Ended December 31,
	2011	2010
Net sales	$989.0	$945.0
Net income	$0.5	$16.3